Basis of Presentation	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
BASIS OF PRESENTATION
NOTE 1 – BASIS OF PRESENTATION

The accompanying unaudited interim financial statements of Greenkraft, Inc. a Nevada corporation (“we”, “our,”, “Greenkraft” or the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s most recent Annual Financial Statements filed with the SEC. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim period presented have been reflected herein. The results of operations for the interim period are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal period have been omitted.